Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Non-Current Liabilities
Schedule of other noncurrent liabilities

	December 31,	December 31,
	2018	2019
Deferred government grants	351,896	340,667
Deferred revenue	193,524	295,915
Warranty liabilities	130,719	291,843
Non-current finance lease liabilities	—	88,790
Deferred construction allowance	124,678	72,762
Rental payable	129,995	—
Others	—	61,836
Total	930,812	1,151,813